CAPITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

December 31, 2012

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$162,238	$88,357	$73,881
Mining Equipment	110,188	44,033	66,155
Office Equipment	75,049	45,386	29,663
Furniture and Fixtures	15,876	5,387	10,489
Building	440,328	363,377	76,951
	$803,679	$546,540	$257,139

December 31, 2011

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$134,694	$47,796	$86,898
Mining Equipment	60,756	18,956	41,800
Office Equipment	66,423	33,306	33,117
Furniture and Fixtures	16,579	4,366	12,213
Building	358,241	274,301	83,940
	$636,693	$378,725	$257,968